SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)			12 Months Ended
	Jan. 01, 2018 CNY (¥) agreement ¥ / shares	Jan. 01, 2018 USD ($) $ / shares	Mar. 31, 2020 CNY (¥) item agreement person	Mar. 31, 2020 USD ($) item agreement	Mar. 31, 2019 CNY (¥) agreement	Mar. 31, 2019 USD ($) agreement	Jan. 01, 2018 USD ($) agreement	Aug. 28, 2017 item	Nov. 01, 2016
Variable interest entity
Minimum number of persons | person			1
Purchase price | ¥			¥ 1
Number of exclusive option agreements			3	3
Number of loan agreements	3						3
Term of the loan (in years)			10 years
Number of power of attorney documents | item			3	3
Wusu Company
Variable interest entity
Number of shareholders | item								3
Wusu Company | Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE")
Variable interest entity
Purchase price of exclusive option | ¥ / shares	¥ 10
Aggregate amount of loans to shareholders of Wusu Company	¥ 100,000						$ 14,123
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE") | shareholders of Wusu Company
Variable interest entity
Number of loan agreements	3						3
Term of the loan (in years)	10 years	10 years
Threshold value to enter into material contracts without the consent of the shareholders	¥ 100,000,000	$ 14,100,000
Equity interest held by foreign investor (as a percent)	100.00%						100.00%
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE") | Hexin E-Commerce
Variable interest entity
Aggregate amount of loans to shareholders of Wusu Company	¥ 70,000,000				¥ 400,000,000	$ 56,500,000	$ 9,900,000
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE") | Non-controlling interest shareholders
Variable interest entity
Number of loan agreements			2	2	2	2
Aggregate amount of loans to shareholders of Wusu Company	¥ 30,000,000		¥ 30,000,000	$ 4,200,000	¥ 30,000,000	$ 4,200,000	$ 4,200,000
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE") | Wusu Company
Variable interest entity
Purchase price of exclusive option | $ / shares		$ 1.4
Hexin E-Commerce | Mr. Zhai
Variable interest entity
Percentage of equity interest held									5.00%
Hexin E-Commerce | Wusu Company
Variable interest entity
Ownership percentage in subsidiary								70.00%
Mr.Wu | Wusu Company
Variable interest entity
Ownership interest held by Non-controlling interest shareholders								5.00%
Mr.Ming Jia | Wusu Company
Variable interest entity
Percentage of equity interest held	25.00%						25.00%
Ownership interest held by Non-controlling interest shareholders								25.00%